Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Earnings (Loss) Per Share [Abstract]
Weighted average of the number of ordinary shares used to calculate basic earnings per share	5,980,013	5,123,789
Weighted average of the number of ordinary shares used to calculate diluted earnings per share	5,980,013	5,123,789
The loss used in calculation (in Dollars)	$ 1,636	$ 696